Redeemable non-controlling interest	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Redeemable non-controlling interest	Redeemable non-controlling interest
On April 7, 2021, the Company established Curaleaf International together with a strategic investor who provided initial capital of $130.8 million for 31.5% equity stake in Curaleaf International (the “Curaleaf International Transaction”). Curaleaf and the strategic investor entered into a shareholders’ agreement regarding the governance of Curaleaf International, pursuant to which Curaleaf International has control over operational issues as well as the raising of capital and the ability to exit the business. In addition, the strategic investor’s stake is subject to put/call rights, which permit either party to cause the strategic investor’s stake to be bought out by Curaleaf, starting the earlier of change of control or in 2025. At December 31, 2024, the carrying value of the redeemable non-controlling interest related to the Curaleaf International Transaction was $94.6 million.
In connection with the acquisition of Four20 in September 2022, the selling shareholders and Curaleaf International entered into a separate put/call option, which permits either party to trigger the roll-up of the remaining equity of Four20 two years after the launch of adult use cannabis sales in Germany, but no later than the end of 2025, if adult use launch has not occurred by such date. The estimated redemption value of the put/call options pertaining to Four20 exceeded the associated carrying value after allocation of current period earnings by $22.7 million during the period ending December 31, 2024. Management considers the redemption of the put/call options to be probable; consequently, the Company accreted the put/call options to their estimated redemption value through Additional paid-in capital. In the first quarter of 2025, the selling shareholders exercised the put option by submitting an irrevocable notice to the Company. The Company anticipates the value of the put option will be between $60.0 million to $80.0 million upon redemption.
The carrying value of the redeemable non-controlling interests after accretion was $132.2 million and $120.7 million as of December 31, 2024 and 2023, respectively and are recognized on the Company’s Consolidated Balance Sheets as temporary equity within Redeemable non-controlling interest contingency.